Property. plant and equipment - Narative (Details) $ in Thousands		12 Months Ended
	Dec. 01, 2025 CAD ($) unit	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Property, Plant and Equipment [Line Items]
Contract assets		$ 30,472	$ 4,135
Current portion of long-term debt		160,557	$ 84,194
Heavy equipment
Property, Plant and Equipment [Line Items]
Number of disposal units | unit	15
Inventories		3,834
Proceeds from disposal agreement	$ 1,800	8,330
Number of units acquired | unit	7
Asset swap agreement, equipment to be acquired		34,000
Contract assets		$ 16,564